Guarantor Financial Data (Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		$ 60,375	$ (237,795)	$ 218,213	$ 355,775	$ 431,277
Capital expenditures		(56,885)	(48,498)	(107,967)	(102,002)	(108,448)
Payments for acquisitions, net of cash acquired		(3,996)	(890)	(90,505)	(199,396)	(30,750)
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				0	0	0
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		7,902	3,735	4,269	11,030	556
Affiliate investing activity, net		(1,620)	0	0	3,651	0
Net cash flows used by investing activities		(54,599)	(45,653)	(194,203)	(286,717)	(138,642)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		10,946	5,021	5,668	10,048	1,174
Payments on long-term debt	(6,300)	(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt				0	500,000	0
Payments of deferred loan costs				0	(11,596)	(2,764)
Proceeds from short-term financing		300,000	0
Net borrowings (payments) under other financing arrangements		4,826	4,348	1,581	2,421	(684)
Intercompany loan payments, financing				0	0	0
Intercompany capital contributions, financing					0
Intercompany distribution of capital			0	0	0	0
Intercompany dividend		0	0	0	0	0
All other financing activities, net		(460)	224	(1,648)	5,443	1,037
Repurchases of common shares		(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends		(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from (Payments to) Noncontrolling Interests				0	4,384	327
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(167,168)	(62,909)	(238,956)	(142,913)	(107,078)
Effect of exchange rate changes on cash		(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents		(162,143)	(336,267)	(220,223)	(96,741)	182,264
Cash and cash equivalents at beginning of period		337,356	557,579	557,579	654,320	472,056
Cash and cash equivalents at end of period	175,213	175,213	221,312	337,356	557,579	654,320
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		47,299	(64,847)	157,811	211,543	128,053
Capital expenditures		0	0	0	0	0
Payments for acquisitions, net of cash acquired		0	0	0	0	0
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				25,000	44,039	5,637
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		0		0	0	0
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		0	0	25,000	44,039	5,637
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		(12,500)	(12,500)	(25,000)	(544,016)	(5,682)
Proceeds from issuance of long-term debt					500,000
Payments of deferred loan costs					(11,596)	(2,764)
Proceeds from short-term financing		300,000
Net borrowings (payments) under other financing arrangements		0	0	0	0	0
Intercompany loan payments, financing				0	0	0
Intercompany capital contributions, financing					0
Intercompany distribution of capital				0	0	0
Intercompany dividend		0	0	0	0	0
All other financing activities, net		(248)	224	547	5,926	2,939
Repurchases of common shares		(432,898)	(26,025)	(150,000)	(46,015)	(40,955)
Payments of dividends		(37,082)	(33,977)	(69,557)	(63,582)	(59,204)
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(182,728)	(72,278)	(244,010)	(159,283)	(105,666)
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		(135,429)	(137,125)	(61,199)	96,299	28,024
Cash and cash equivalents at beginning of period		150,308	211,507	211,507	115,208	87,184
Cash and cash equivalents at end of period	14,879	14,879	74,382	150,308	211,507	115,208
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		75,572	53,008	133,598	122,426	55,882
Capital expenditures		(15,334)	(13,964)	(30,138)	(34,599)	(37,094)
Payments for acquisitions, net of cash acquired		0	(890)	(90,505)	0	0
Intercompany return of capital			18,971	109,432	192,400	139,860
Intercompany capital contributions					(120,000)
Intercompany loan proceeds				28,267	177,152	740
Intercompany loan payments		(22,409)	(62,261)		(120,000)
Proceeds from disposal of assets		74	125	130	8,579	151
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		(37,669)	(58,019)	17,186	103,532	103,657
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		10,946	5,021	5,668	10,048	1,174
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		(10)	(10)	(20)	(325)	(336)
Intercompany loan payments, financing				(25,000)	(44,388)	(78,133)
Intercompany capital contributions, financing					0
Intercompany distribution of capital			0	0	0	0
Intercompany dividend		(48,839)	0	(131,432)	(191,293)	(82,244)
All other financing activities, net		0	0	0	0	0
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		0	0		0
Net cash flows used by financing activities		(37,903)	5,011	(150,784)	(225,958)	(159,539)
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents at beginning of period		0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0	0
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		(3,971)	(215,775)	79,262	233,715	394,305
Capital expenditures		(41,551)	(34,534)	(77,829)	(67,403)	(71,354)
Payments for acquisitions, net of cash acquired		(3,996)	0	0	(199,396)	(30,750)
Intercompany return of capital			0	0	0	0
Intercompany capital contributions					0
Intercompany loan proceeds				0	349	72,496
Intercompany loan payments		0	0		0
Proceeds from disposal of assets		7,828	3,610	4,139	2,451	405
Affiliate investing activity, net		(1,620)			3,651
Net cash flows used by investing activities		(39,339)	(30,924)	(73,690)	(260,348)	(29,203)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		4,836	4,358	1,601	2,746	(348)
Intercompany loan payments, financing				(28,267)	(177,152)	(740)
Intercompany capital contributions, financing					120,000
Intercompany distribution of capital			(18,971)	(109,432)	(192,400)	(139,860)
Intercompany dividend		(9,686)	(10,181)	(21,026)	(20,616)	(64,719)
All other financing activities, net		(212)	0	(2,195)	(483)	(1,902)
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					4,384
Intercompany loan proceeds, financing		22,409	62,261		120,000
Net cash flows used by financing activities		17,347	37,467	(159,319)	(143,521)	(207,569)
Effect of exchange rate changes on cash		(751)	10,090	(5,277)	(22,886)	(3,293)
Net change in cash and cash equivalents		(26,714)	(199,142)	(159,024)	(193,040)	154,240
Cash and cash equivalents at beginning of period		187,048	346,072	346,072	539,112	384,872
Cash and cash equivalents at end of period	160,334	160,334	146,930	187,048	346,072	539,112
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash flows provided by operating activities		(58,525)	(10,181)	(152,458)	(211,909)	(146,963)
Capital expenditures		0	0	0	0	0
Payments for acquisitions, net of cash acquired		0	0	0	0	0
Intercompany return of capital			(18,971)	(109,432)	(192,400)	(139,860)
Intercompany capital contributions					120,000
Intercompany loan proceeds				(53,267)	(221,540)	(78,873)
Intercompany loan payments		22,409	62,261		120,000
Proceeds from disposal of assets		0	0	0	0	0
Affiliate investing activity, net		0			0
Net cash flows used by investing activities		22,409	43,290	(162,699)	(173,940)	(218,733)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities		0	0	0	0	0
Payments on long-term debt		0	0	0	0	0
Proceeds from issuance of long-term debt					0
Payments of deferred loan costs					0	0
Proceeds from short-term financing		0
Net borrowings (payments) under other financing arrangements		0	0	0	0	0
Intercompany loan payments, financing				53,267	221,540	78,873
Intercompany capital contributions, financing					(120,000)
Intercompany distribution of capital			18,971	109,432	192,400	139,860
Intercompany dividend		58,525	10,181	152,458	211,909	146,963
All other financing activities, net		0	0	0	0	0
Repurchases of common shares		0	0	0	0	0
Payments of dividends		0	0	0	0	0
Proceeds from (Payments to) Noncontrolling Interests					0
Intercompany loan proceeds, financing		(22,409)	(62,261)		(120,000)
Net cash flows used by financing activities		36,116	(33,109)	315,157	385,849	365,696
Effect of exchange rate changes on cash		0	0	0	0	0
Net change in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents at beginning of period		0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0